Accrued Expenses and Other Current Liabilities (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Accrued Expenses and Other Current Liabilities [Abstract]
Deposits from advertising agencies	$ 4,062	25,203	14,844
Accrued professional fees	633	3,929	4,593
General operating expenses payables	8,540	52,988	40,117
Others	675	4,187	2,599
Total	$ 13,910	86,307	62,153